Expense Example - Bold Shares Prospectus - Dreyfus Government Cash Management - Dreyfus Government Cash Management - BOLD Shares	Jan. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	$ 637